Business and Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Advertising and marketing costs	$ 2.8	$ 2.3	$ 2.1
Percent of gift cards expected to be unredeemed (percent)	6.00%
Gift card estimated redemption period	18 months
Gift cards breakage	$ 0.2	$ 0.1	$ 0.1